Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets		$ 276,544
Derivative liabilities	$ 58,970
Total Liabilities	19,827,633	17,322,948	$ 5,485,007
Intangible assets	231,283	230,084	2,432,841
Goodwill	46,460	46,460	1,374,835
Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities	58,970
Total Liabilities	58,970
Marketable securities - equity securities
Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets			3,857,676
Equity investments, at cost			50,000
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets
Equity investments, at cost
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member] | Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets
Equity investments, at cost
Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets		276,544
Intangible assets		230,084	2,432,841
Goodwill		46,460	1,374,835
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities	58,970
Total Liabilities	$ 58,970
Marketable securities - equity securities
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets			3,857,676
Equity investments, at cost			$ 50,000